Background Information (Details) R / shares in Units, $ / shares in Units, $ in Thousands, R in Millions						6 Months Ended	12 Months Ended
	Aug. 28, 2024 $ / shares	Aug. 28, 2024 R / shares	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 ZAR (R) R / shares	May 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Background Information (Details) [Line Items]
Administrative expenses						$ 5,838
Dividends per share | $ / shares	$ 276.1						$ 0.21	$ 0.39
Forecast [Member]
Background Information (Details) [Line Items]
Amortization amount					$ 366,572
Subsequent Events [Member]
Background Information (Details) [Line Items]
Dividends from profit reserves (in Rand) | R				R 4,440
Considering equivalent amount			$ 808,425
Dividends per share | (per share)		R 1,502.6	$ 0.36	R 2